Business Acquisitions Disclosure: Schedule of Business Acquisitions Consideration (Details) - Yowza	12 Months Ended
Dec. 31, 2014 USD ($)
Cash paid for acquisition, net	$ 500,000
Fair value of shares issued	3,004,860
Cash paid to extinguish debt, net	(13,632)
Fair value of consideration transferred	$ 3,491,228